Investments carried under the equity method	6 Months Ended
Jun. 30, 2018
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method

The table below shows the breakdown of the investments held in associates as of June 30, 2018 and December 31, 2017:

	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Evacuación Valdecaballeros, S.L.	8,957	9,175
Myah Bahr Honaine, S.P.A.(*)	40,914	43,365
Pectonex, R.F. Proprietary Limited	3,131	3,244
Evacuación Villanueva del Rey, S.L	-	-
Total	53,002	55,784

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.